SEGMENTED INFORMATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer 1	$ 5,521,000	$ 0	$ 0
Customer 2	3,045,000	12,573,000	21,810,000
Customer 3	2,662,000	3,206,000	4,861,000
Customer 4	0	(19,000)	3,350,000
Customer 5	0	262,000	1,246,000
Customer 6	0	0	469,000
Customer 7	0	0	10
Customer 8	0	0	0
Total revenue from mining operations	$ 11,228,000	$ 16,022,000	$ 31,746,000